Cover	Jun. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2024
Entity File Number	333-261849
Entity Registrant Name	Optimus Healthcare Services, Inc.
Entity Central Index Key	0001892025
Entity Tax Identification Number	65-0181535
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1400 Old Country Road
Entity Address, Address Line Two	Suite 306
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	516
Local Phone Number	806-4201
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false